Stock Options and Warrants (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	273,550	308,464	267,257
Options Outstanding, Weighted - Average Remaining Contractual Life (In years)	5 years 3 months 7 days	6 years 26 days	6 years 26 days
Options Outstanding, Weighted- Average Exercise Price	$ 13.70	$ 13.61	$ 15.00
Options Exercisable, Number of Shares	192,394	151,576
Options Exercisable, Weighted- Average Exercise Price	$ 15.00	$ 15.38
$0 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	0	0
Exercise Price, Upper Limit	$ 10.00	$ 10.00
Options Outstanding, Number of Shares	99,840	130,740
Options Outstanding, Weighted - Average Remaining Contractual Life (In years)	7 years 15 days	7 years 8 months 27 days
Options Outstanding, Weighted- Average Exercise Price	$ 7.46	$ 9.00
Options Exercisable, Number of Shares	50,771	38,884
Options Exercisable, Weighted- Average Exercise Price	$ 7.68	$ 7.71
$10.01 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	10.01	10.01
Exercise Price, Upper Limit	$ 15.00	$ 15.00
Options Outstanding, Number of Shares	31,100	154,721
Options Outstanding, Weighted - Average Remaining Contractual Life (In years)	7 years 1 month 28 days	7 years 10 months 13 days
Options Outstanding, Weighted- Average Exercise Price	$ 12.50	$ 18.50
Options Exercisable, Number of Shares	18,730	11,520
Options Exercisable, Weighted- Average Exercise Price	$ 12.50	$ 12.50
$15.01 - $20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	15.01	15.01
Exercise Price, Upper Limit	$ 20.00	$ 20.00
Options Outstanding, Number of Shares	122,766	132,126
Options Outstanding, Weighted - Average Remaining Contractual Life (In years)	3 years 6 months	4 years 3 months
Options Outstanding, Weighted- Average Exercise Price	$ 17.50	$ 17.50
Options Exercisable, Number of Shares	104,381	82,235
Options Exercisable, Weighted- Average Exercise Price	$ 17.50	$ 17.50
$20.01 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	20.01	20.01
Exercise Price, Upper Limit	$ 25.00	$ 25.00
Options Outstanding, Number of Shares	19,844	22,569
Options Outstanding, Weighted - Average Remaining Contractual Life (In years)	4 years 3 months 18 days	4 years 11 months 16 days
Options Outstanding, Weighted- Average Exercise Price	$ 23.40	$ 23.47
Options Exercisable, Number of Shares	18,512	18,937
Options Exercisable, Weighted- Average Exercise Price	$ 23.58	$ 23.67